Revenue - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue, Revenue Recognized	$ 15,600,000	$ 8,200,000
Contract with Customer, Asset, Allowance for Credit Loss	0	0
Contract with Customer, Liability	46,100,000	44,600,000
Capitalized Contract Cost, Net	29,300,000	40,600,000
Capitalized Contract Cost, Amortization	26,500,000	35,100,000
Revenue, Remaining Performance Obligation, Amount	$ 818,000,000.0	$ 869,300,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-31
Revenue Remaining Performance Obligation Percentage Due Year Thereafter		24.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Revenue Remaining Performance Obligation Percentage Due Year Two		27.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Revenue Remaining Performance Obligation Percentage Due Year One		49.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue Remaining Performance Obligation Percentage Due Year Two	27.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue Remaining Performance Obligation Percentage Due Year Thereafter	28.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue Remaining Performance Obligation Percentage Due Year One	45.00%
Cost of Sales [Member]
Capitalized Contract Cost, Amortization	$ 15,200,000	$ 24,100,000
Selling, General and Administrative Expenses [Member]
Capitalized Contract Cost, Amortization	11,300,000	11,000,000.0
Prepaid Expenses and Other Current Assets [Member]
Capitalized Contract Cost, Net	17,200,000	23,800,000
Other Assets [Member]
Capitalized Contract Cost, Net	$ 12,100,000	$ 16,800,000